Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 223,886	$ 367,805
Contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure		313
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	56,065	55,462
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	38,030	134,133
Cash and cash equivalents [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	129,791	177,897
Trade and other receivables and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	56,065	55,775
Trade and other receivables and contract assets [Member] | India [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	48,758	45,495
Trade and other receivables and contract assets [Member] | Thailand [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	3,901	4,550
Trade and other receivables and contract assets [Member] | Malaysia [member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	318	419
Trade and other receivables and contract assets [Member] | Singapore [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	562	1,542
Trade and other receivables and contract assets [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	2,526	3,769
Trade and other receivables, term deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	94,095	189,908
Trade and other receivables, term deposits and contract assets [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	16,564	19,147
Trade and other receivables, term deposits and contract assets [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	3,145	3,861
Trade and other receivables, term deposits and contract assets [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	26,625	23,724
Trade and other receivables, term deposits and contract assets [Member] | Deposit With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	8,152	6,550
Trade and other receivables, term deposits and contract assets [Member] | Term deposits with bank [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	38,030	134,133
Trade and other receivables, term deposits and contract assets [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 1,579	$ 2,493